Income Taxes (Components of Net Deferred Tax Assets (Liabilities)) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016	Mar. 31, 2015
Deferred tax assets:
Investments		¥ 453,880		¥ 497,629
Allowance for loan losses		126,977		184,366
Derivative financial instruments		53,336		14,537
Premises and equipment		4,896		3,594
Trading securities		1,988		30,841
Net operating loss carryforwards	[1],[2]	178,256		452,166
Other		204,005		190,083
Deferred Tax Assets, Gross, Total		1,023,338		1,373,216
Valuation allowance		(163,358)	[1],[2]	(438,344)	[1],[2]	¥ (339,922)	¥ (388,551)
Deferred tax assets, net of valuation allowance		859,980		934,872
Deferred tax liabilities:
Available-for-sale securities		764,497		724,160
Prepaid pension cost and accrued pension liabilities		255,239		195,620
Undistributed earnings of subsidiaries		15,189		17,161
Other		74,170		74,886
Deferred tax liabilities		1,109,095		1,011,827
Net deferred tax assets (liabilities)		¥ (249,115)		¥ (76,955)

[1]	The amount includes ¥115,698 million and ¥110,729 million related to MHSC's net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2017 and 2018, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥90,204 million and ¥86,189 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[2]	The amount includes ¥271,266 million related to MHFG's net operating loss carryforwards resulting mainly from intercompany capital transactions as of March 31, 2017. The tax effect of the net operating loss carryforwards is offset by a full valuation allowance because MHFG experienced a significant expiration of net operating loss carryforwards of ¥1,262 billion in March 2013, which is negative evidence outweighing any positive evidence. Furthermore, MHFG is a holding company whose primary sources of future taxable income are management fees from subsidiaries that are not sufficient to realize deferred tax assets related to the net operating loss carryforwards. A portion of the net operating loss carryforwards of ¥264,234 million that expired as of March 31, 2018, resulted in a significant decrease in the deferred tax asset on the net operating loss carryforward.